LEASES - SCHEDULE OF RIGHT-OF-USE ASSETS, INCLUDED IN OTHER NON-CURRENT ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Additions	$ 0	$ 115,100	$ 148,326
Net book value	102,509	179,460
Gross carrying amount
IfrsStatementLineItems [Line Items]
Opening balance	263,613	457,725
Additions	0	115,100
Retirements	0	(339,721)
Foreign currency translation effect	(19,775)	30,509
Ending balance	243,838	263,613	457,725
Opening balance	(263,613)	(457,725)
Ending balance	(243,838)	(263,613)	(457,725)
Accumulated depreciation
IfrsStatementLineItems [Line Items]
Opening balance	(84,153)	(327,323)
Additions	66,892	60,666
Retirements	0	(311,951)
Foreign currency translation effect	(9,716)	8,115
Ending balance	(141,329)	(84,153)	(327,323)
Opening balance	84,153	327,323
Ending balance	$ 141,329	$ 84,153	$ 327,323